CONCENTRATIONS OF RISK	12 Months Ended
May 31, 2026
Risks and Uncertainties [Abstract]
CONCENTRATIONS OF RISK

NOTE 22 — CONCENTRATIONS OF RISK

Customers Concentrations

The following table sets forth information as to each customer that accounted for the top 5 of the Company’s contract revenues for the year ended May 31, 2026, 2025 and 2024.

	For the years ended May 31,
	2026		2025		2024
Customers	Amount $	%	Amount $	%	Amount $	%
A	2,882,702	33.1%	1,364,578	12.8%	-	-
B	912,807	10.5%	1,447,254	13.6%	866,217	20.9%
C	894,798	10.3%	1,139,811	10.7%	-	-
D	860,326	9.9%	-	-	-	-
E	624,752	7.2%	5,180,936	48.6%	225,289	5.4%
F	516,599	5.9%	828,277	7.8%	711,465	17.2%
G	43,909	0.5%	87,607	0.8%	1,587,543	38.3%
I	-	-	-	-	153,435	3.7%
Total	6,735,893	77.4%	10,048,463	94.3%	3,543,949	85.5%

The following table sets forth information as to each customer that accounted for the top 5 of the Company’s contract receivable as of May 31, 2026 and 2025.

	As of May 31,
	2026		2025
Customers	Amount $	%	Amount $	%
C	710,432	26.8%	-	-
B	491,319	18.6%	138,529	6.5%
A	490,149	18.5%	918,770	43.4%
G	308,381	11.6%	380,347	18,0%
E	254,421	9.6%	598,396	28.2%
H	-	-	32,838	1.5%
Total	2,254,702	85.1%	2,068,880	97.6%

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024

NOTE 22 — CONCENTRATIONS OF RISK (cont.)

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for the top 5 of the Company’s purchase for the year ended May 31, 2026, 2025 and 2024.

	For the years ended May 31
	2026		2025		2024
Suppliers	Amount $	%	Amount $	%	Amount $	%
I	272,940	24.6%	309,486	10.6%	-	-
II	161,176	14.5%	-	-	-	-
III	88,933	8.0%	204,842	7.0%	215	-
IV	83,200	7.5%	-	-	-	-
V	52,271	4.7%	105,924	3.6%	73,462	5.3%
VI	12,800	1.2%	779,272	26.6%	745,306	54.1%
VII	20,171	1.8%	208,467	7.1%	12,367	0.9%
VIII	3,712	0.3%	178,473	6.1%	-	-
IX	47,097	4.2%	89,308	3.1%	106,330	7.7%
X	-	-	111,245	3.8%	63,177	4.6%
XI	14,587	1.3%	49,888	1.7%	45,188	3.3%
Total	756,887	68.1%	2,036,905	69.6%	1,045,745	75.9%

Suppliers Concentrations

The following table sets forth information as to each supplier that accounted for top 5 of the Company’s accounts payable as of May 31, 2026 and 2025.

	As of May 31,
	2026		2025
Suppliers	Amount $	%	Amount $	%
XII	64,212	9.8%	24,066	3.7%
XIII	52,329	8.0%	1,197	0.2%
XIV	47,891	7.3%	118,009	18.0%
XV	43,960	6.7%	10,330	1.5%
XVI	42,660	6.4%	45,391	6.9%
VIII	15,135	2.3%	113,458	17.3%
XVII	2,429	0.3%	56,116	8.6%
XI	15,563	2.4%	39,321	6.0%
Total	284,179	43.2%	407,888	62.2%

ADVANCE JV GROUP LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MAY 31, 2026, 2025 AND 2024